Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (70,826,517)	$ (67,202,384)	$ (89,231,963)	$ (38,501,369)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	333,891	536,729	638,796	276,791
Amortization of platform development and intangible assets	18,213,707	18,088,880	24,192,631	10,466,546
Loss on disposition of assets	862,442	105,123
Loss upon lease termination	7,344,655
Gain upon debt extinguishment	(5,716,697)
Amortization of debt discounts	1,533,537	4,899,625	6,607,212	4,545,675
Change in valuation of warrant derivative liabilities	(496,812)	134,910	(496,305)	1,015,151
Change in valuation of embedded derivative liabilities		(2,173,000)	(2,571,004)	5,040,000
Loss on conversion of 12% convertible debentures			3,297,539
Accrued and noncash converted interest			9,244,324	3,065,633
Accrued interest	5,273,159	6,832,376
Liquidated damages	2,197,615	1,487,577	1,487,577	728,516
Stock-based compensation	21,688,226	11,185,953	14,641,181	10,364,787
Deferred income taxes	(229,699)		210,832	(19,541,127)
Other	(1,014,932)	(296,019)	(245,285)	(363,147)
Change in operating assets and liabilities net of effect of business combinations:
Accounts receivable	(173,266)	4,893,512	362,460	(1,685,948)
Factor receivables				(6,130,674)
Subscription acquisition costs	(8,434,333)	(11,053,054)	(34,945,422)	(5,008,080)
Royalty fees	11,250,000	11,250,000	15,000,000	(41,250,000)
Prepayments and other current assets	(78,347)	327,088	(356,528)	(1,702,064)
Other long-term assets	638,791	(376,142)	(245,525)	(276,145)
Accounts payable	1,214,599	(968,581)	(1,404,703)	3,323,196
Accrued expenses and other	5,566,243	(2,484,525)
Accrued expenses			(3,392,507)	11,986,442
Unearned revenue	5,389,118	2,871,080	21,695,088	9,201,586
Subscription refund liability	343,833	(169,693)	891,359	(2,283,351)
Operating lease liabilities	(2,448,282)	1,837,138	1,814,601	(226,724)
Other long-term liabilities	(692,255)		511,055
Net cash used in operating activities	(8,261,324)	(20,273,407)	(32,294,587)	(56,954,306)
Cash flows from investing activities
Purchases of property and equipment	(299,999)	(1,085,392)	(1,212,003)	(150,763)
Capitalized platform development	(3,016,924)	(2,885,788)	(3,750,541)	(2,537,402)
Proceeds from sale of intangible asset			350,000
Payments for acquisition of businesses, net of cash	(7,356,949)	(315,289)	(315,289)	(16,331,026)
Net cash used in investing activities	(10,673,872)	(4,286,469)	(4,927,833)	(19,019,191)
Cash flows from financing activities
Proceeds from long-term debt		11,702,725	11,702,725	71,000,000
Repayments of long-term debt				(17,307,364)
Payment of debt issuance costs on long-term debt			(560,500)	(7,162,382)
Proceeds from (repayments of) convertible debt			(1,130,903)	2,000,000
Proceeds from exercise of common stock options			3,767
Proceeds from issuance convertible preferred stock
Repayment of promissory notes				(366,842)
Proceeds (repayments), net of borrowings, under line of credit	(473,400)	3,328,431	7,178,791	(1,048,194)
Proceeds from common stock private placement	20,005,000
Payments of issuance costs from common stock private placement	(167,243)
Payment for taxes related to repurchase of restricted common stock	(70,238)	(322,778)	(520,444)	(256,058)
Payment of restricted stock liabilities	(1,164,955)		(177,425)
Net cash provided by financing activities	18,129,164	20,821,378	37,284,011	82,919,298
Net increase in cash, cash equivalents, and restricted cash	(806,032)	(3,738,498)	61,591	6,945,801
Cash, cash equivalents, and restricted cash – beginning of year	9,534,681	9,473,090	9,473,090	2,527,289
Cash, cash equivalents, and restricted cash – end of year	8,728,649	5,734,592	9,534,681	9,473,090
Supplemental disclosure of cash flow information
Cash paid for interest	896,580	437,314	645,681	2,852,262
Cash paid for income taxes
Noncash investing and financing activities
Reclassification of stock-based compensation to platform development	1,347,624	1,259,163	1,608,995	1,307,390
Debt discount on long-term debt			913,865
Discount on convertible debt allocated to embedded derivative liabilities				1,074,000
Exercise of warrants for issuance common stock				735,186
Payment of long-term debt for issuance of Series J convertible preferred stock				4,853,933
Liquidated damages recognized upon issuance of convertible debt				84,000
Conversion of convertible debt into common stock			21,402,488
Conversion of embedded derivative liabilities into common stock			10,929,996
Deemed dividend on convertible preferred stock
Payment of long-term debt for issuance of Series K convertible preferred stock			3,367,000
Payment of promissory note for issuance for Series H convertible preferred stock			389,000
Issuance of common stock in connection with professional services	125,000
Deferred cash payments in connection with acquisition of The Spun	905,109
Assumption of liabilities in connection with acquisition of The Spun	1,500
Debt discount on delayed draw term note		913,865
Restricted common stock units issued in connection with acquisition of LiftIgniter		500,000	500,000
Assumption of liabilities in connection with acquisition of LiftIgniter		140,381	140,381
Restricted stock issued in connection with acquisition of Fulltime Fantasy	502,500
Deferred cash payments in connection with acquisition of Fulltime Fantasy	419,367
Series I Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance convertible preferred stock				23,100,000
Payment of issuance costs of convertible preferred stock				(1,459,858)
Noncash investing and financing activities
Liquidated damages liability recorded against cash proceeds for convertible preferred stock				1,940,400
Conversion of convertible preferred stock into common stock			19,699,742
Deemed dividend on convertible preferred stock			5,082,000
Series K Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance convertible preferred stock			14,675,000
Noncash investing and financing activities
Conversion of convertible preferred stock into common stock			17,481,500
Deemed dividend on convertible preferred stock			9,472,050
Series J Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance convertible preferred stock		6,000,000	6,000,000	15,000,000
Payment of issuance costs of convertible preferred stock				(580,004)
Noncash investing and financing activities
Liquidated damages liability recorded against cash proceeds for convertible preferred stock				1,680,000
Conversion of convertible preferred stock into common stock			23,739,996
Deemed dividend on convertible preferred stock			586,545
Series H Convertible Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance convertible preferred stock		113,000	113,000
Noncash investing and financing activities
Deemed dividend on convertible preferred stock		$ 132,663	$ 502,000